Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Income Loss Per Share Tables
Income (loss) per share

	2013	2012	2011
Net income (loss) for the year	$(5,341,561)	$2,062,728	$(3,584,601)

Weighted average number of shares outstanding:
Common shares issued	40,882,108	38,453,392	33,696,620
Convertible preferred shares (i)	778,082	2,000,000	2,000,000
Basic	41,660,190	40,453,392	35,696,620
Additional shares related to assumed exercise
of stock options and warrants under the
treasury stock method (ii)	-	337,070	-
Contingently issuable preferred shares (ii)	-	8,000,000	-
Diluted	41,660,190	48,790,462	35,696,620

Income (loss) per share – Basic	(0.13)	0.05	(0.1)
Income (loss) per share – Diluted	(0.13)	0.04	(0.1)